Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral™ Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Investor Shares Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for certain fund account balances	$20/year	$20/year
below $10,000)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Investor Shares	Admiral Shares
Management Fees	0.21%	0.08%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.02%
Total Annual Fund Operating Expenses[1]	0.24%	0.10%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

(over, please)

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$25	$77	$135	$306
Admiral Shares	$10	$32	$56	$128

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 859 042014

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.21%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.24%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

(over, please)

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$25	$77	$135	$306

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 859 042014

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Signal® Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Signal Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.10%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

(over, please)

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 1344 042014

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
	Institutional	Institutional Plus
	Shares	Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Institutional Plus
	Shares	Shares
Management Fees	0.05%	0.03%
12b-1 Distribution Fee	None	None
Other Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses[1]	0.08%	0.06%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

(over, please)

In the same section, under “Examples,” the table illustrating hypothetical expenses is restated as follows:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$8	$26	$45	$103
Institutional Plus Shares	$6	$19	$34	$77

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PSI 864 042014

Vanguard Extended Market Index Fund

Supplement to the Prospectus and Summary Prospectus for Exchange-Traded Fund Shares dated August 12, 2013

Prospectus and Summary Prospectus Text Changes

The paragraph and table under “Fees and Expenses” are replaced with the following:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold ETF Shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Transaction Fee on Purchases and Sales	None through Vanguard
(Broker fees vary)
Transaction Fee on Reinvested Dividends	None through Vanguard
(Broker fees vary)
Transaction Fee on Conversion to ETF Shares	None through Vanguard
(Broker fees vary)

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses[1]	0.10%
1 The expense information shown in the table has been restated to reflect the removal of expenses incurred indirectly by the Fund through its investment in business development companies. The Fund’s benchmark index no longer includes business development companies.

(over, please)

In the same section, under “Example,” the table illustrating hypothetical expenses is restated as follows:

1 Year	3 Years	5 Years	10 Years
$10	$32	$56	$128

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 961 042014